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                          SUPPLEMENT DATED MAY 1, 1999
                                  TO PROSPECTUS
                                DATED MAY 1, 1999
              IQ THE SMARTANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY



New sales of IQ The SMARTAnnuity are not currently available.









THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.